Unique Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
5000009	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Missing Document - Title: Evidence of title is missing			1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																							Yes	TR Indeterminable (UAL State)	D	D	D
5000019	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000020	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000034	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000035	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000036	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 7/XX/2008 12:00:00 AM.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																					TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000037	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $438,221.98 is underdisclosed from calculated Finance Charge of $438,372.04 in the amount of $150.06.
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000038	XXX	XXX	XX		Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000040	XXX	XXX	XX		Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000044	XXX	XXX	XX		Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Missing Document - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000045	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000046	XXX	XXX	XX		Primary	Purchase		1	1				1				1							-	A	A	A
5000048	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000051	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000053	XXX	XXX	XX		Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				2
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																								-	B	B	B
5000059	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	C	C	C
5000187	XXX	XXX	XX		Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $545,283.77 is underdisclosed from calculated Finance Charge of $548,943.28 in the amount of $3,659.51.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																			Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000188	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000189	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $615,522.78 is underdisclosed from calculated Finance Charge of $615,676.71 in the amount of $153.93.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
																			Compliance testing was completed using up to a 6 month look back from the Note date.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	C	C	C
5000190	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,798.61 is underdisclosed from calculated Finance Charge of $338,513.84 in the amount of $715.23.
																			TIL itemization did not disclose an application fee $425 or funding fee $225 as prepaid finance charges.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000192	XXX	XXX	XX		Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																			Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000194	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000195	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

Compliance testing was completed using up to a 6 month look back from the Note date.
TIL in file is indicated to be final. TIL date is the same as disbursement date but is not signed by Borrower so cannot confirm the Borrower received.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Tested	TR Tested	C	C	C
5000197	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.						-	B	B	B
5000215	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000217	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000219	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
5000225	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
5000227	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000230	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $916,598.51 is underdisclosed from calculated Finance Charge of $916,905.69 in the amount of $307.18.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Tested	TR Tested	C	C	C
5000234	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
5000235	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
5000238	XXX	XXX	XX		Primary	Purchase		1	1				1				1							-	A	A	A
5000242	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
5000249	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000252	XXX	XXX	XX		Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000253	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000254	XXX	XXX	XX		Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000258	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000259	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009 12:00:00 AM, prior to three (3) business days from transaction date of 10/XX/2009 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR - 3yrs for rescindable transactions.
																							Tested	TR Tested	C	C	C
5000260	XXX	XXX	XX		Primary	Refinance Rate/Term		3	3	[3] Missing Document - Title: Evidence of title is missing			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 5/XX/2008 12:00:00 AM, prior to three (3) business days from transaction date of 5/XX/2008 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR - 3yrs for rescindable transactions.
																							Tested	TR Tested	C	C	C
5000263	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Compliance testing was completed using up to a 6 month look back from the Note date.
TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C	C
5000265	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	C	C	C
5000266	XXX	XXX	XX		Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
5000267	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,368.16 is underdisclosed from calculated Finance Charge of $287,562.42 in the amount of $194.26.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000270	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR HUD Deficiency (UAL State)	C	C	C
5000272	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $670,012.71 is underdisclosed from calculated Finance Charge of $670,306.23 in the amount of $293.52.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Tested	TR Tested	C	C	C
5000273	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable (UAL State)	D	D	D
5000275	XXX	XXX	XX		Primary	Purchase		2	1				1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[2] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[2] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
																								-	B	B	B
5000279	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency (UAL State)	C	C	C
5000281	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,182.20 is underdisclosed from calculated Finance Charge of $278,286.03 in the amount of $103.83.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							No	TNR Testing Not Required	C	C	C
5000283	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C	C
5000285	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

Compliance testing was completed using up to a 6 month look back from the Note date.
TIL in file is indicated to be final, dated at top same date as Note but is not signed or dated by borrower so cannot confirm that borrower received
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
5000287	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C	C
5000288	XXX	XXX	XX		Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
5000289	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicted to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C	C
5000291	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	C	C	C
5000292	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
5000294	XXX	XXX	XX		Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C	C
5000295	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
5000304	XXX	XXX	XX		Primary	Purchase		1	1				1				1							-	A	A	A
5000305	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000306	XXX	XXX	XX		Primary	Purchase		2	1				1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																								-	B	B	B
5000487	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																							Yes	TR Indeterminable	D	D	D
5000491	XXX	XXX	XX		Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	C	C	C
5000492	XXX	XXX	XX					3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
5000498	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																							Yes	TR Note Deficiency	D	D	D
5000502	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
5000504	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,432.50 is underdisclosed from calculated Finance Charge of $133,468.64 in the amount of $36.14.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000505	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,390.57 is underdisclosed from calculated Finance Charge of $90,855.67 in the amount of $465.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 5/XX/2003 12:00:00 AM, prior to three (3) business days from transaction date of 5/XX/2013 12:00:00 AM.
																			Per the Itemization, lender did not include $275 Application Fee, $30 Courier Fee & $160 Settlement Fee.
TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
5000508	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Missing Document - Title: Evidence of title is missing			1				3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000509	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
5000510	XXX	XXX	XX		Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
5000512	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000515	XXX	XXX	XX		Primary	Purchase		1	1				1				1							-	A	A	A
5000523	XXX	XXX	XX		Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
5000526	XXX	XXX	XX		Investment	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000527	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000530	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
																			Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency	D	D	D
5000531	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
																			Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
5000532	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000533	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,698.98 is underdisclosed from calculated Finance Charge of $142,830.90 in the amount of $131.92.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000537	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000615	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																			TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	C	C	C
5000617	XXX	XXX	XX		Investment	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
5000618	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,896.42 is underdisclosed from calculated Finance Charge of $179,014.14 in the amount of $1,117.72.
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
																			Unable to determine under disclosure due to missing itemization of amount financed.
Liability appears to be limited to originators/licensees.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000619	XXX	XXX	XX		Primary	Purchase		3	3	[3] Government Documentation - FHA MIP Error: Missing evidence of case number assignment. [3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided			1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.91100% is underdisclosed from calculated APR of 6.18600% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $69,546.25 is underdisclosed from calculated Finance Charge of $71,493.86 in the amount of $1,947.61.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
																			Unable to determine under disclosure due to missing itemization of amount financed.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000620	XXX	XXX	XX		Primary	Refinance Cash-out - Other		2	1				1				2
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																					Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B	B
5000621	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000622	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000623	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000624	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000625	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000626	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] General - Missing Document: 1003 Initial - Lender's not provided

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
5000627	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000628	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000629	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] General - Missing Document: 1003 Initial - Lender's not provided
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000630	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - (Missing Data) Missing Construction Status Data: Construction Status for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - (Missing Data) Number of Units: Number of Units for the Primary Valuation was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Property Type: Property Type for the Primary Valuation was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000631	XXX	XXX	XX		Primary	Refinance Cash-out - Home Improvement		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000632	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] General - Missing Document: 1003 Initial - Lender's not provided

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
5000633	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																								TILA SOL Expired	B	B	B
5000634	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
																			Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																								TILA SOL Expired	B	B	B
5000635	XXX	XXX	XX		Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation: [3] Closing / Title - Title: Evidence of title is missing	Missing Appraisal from loan file.		1				2
[2] General - Missing Document: 1003 Initial - Lender's not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																			Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000636	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000637	XXX	XXX	XX		Investment	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
5000638	XXX	XXX	XX		Second Home	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,362,943.92 is underdisclosed from calculated Finance Charge of $1,363,297.28 in the amount of $353.36.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																			Unable to determine under disclosure due to missing Itemization.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000639	XXX	XXX	XX		Second Home	Purchase		1	1				1				1							-	A	A	A
5000640	XXX	XXX	XX		Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000641	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000642	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000643	XXX	XXX	XX		Second Home	Purchase		1	1				1				1							-	A	A	A
5000644	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000645	XXX	XXX	XX		Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
5000646	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000647	XXX	XXX	XX		Investment	Purchase		1	1				1				1							-	A	A	A
5000648	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,569,925.62 is underdisclosed from calculated Finance Charge of $1,573,528.17 in the amount of $3,602.55.
																			Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000649	XXX	XXX	XX					3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Title Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																							Yes	TR Indeterminable	D	D	D
5000650	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,720.53 is underdisclosed from calculated Finance Charge of $239,811.51 in the amount of $90.98.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000651	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	3	[3] Missing Document - Title: Evidence of title is missing			1				1							-	A	A	A
5000652	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,156.11 is underdisclosed from calculated Finance Charge of $183,448.69 in the amount of $292.58.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
																			Compliance testing was completed using up to a 6 month look back from the Note date.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000653	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000654	XXX	XXX	XX		Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s).
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Ability to repay not verified.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Tangible Net Benefit): Ohio Consumer Sales Practices Act: Mortgage loan refinanced does not have a tangible net benefit to the borrower.
																					TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
5000655	XXX	XXX	XX		Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
5000656	XXX	XXX	XX		Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000657	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,416.32 is underdisclosed from calculated Finance Charge of $79,574.82 in the amount of $158.50.
																					TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
5000658	XXX	XXX	XX		Investment	Refinance Cash-out - Other		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000682	XXX	XXX	XX		Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
5000683	XXX	XXX	XX		Primary	Purchase		1	1				1				1							-	A	A	A
5000684	XXX	XXX	XX		Investment	Refinance Rate/Term		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided [3] Closing / Title - Title: Evidence of title is missing			1				3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided					Yes	TR Note Deficiency	D	D	D
5000685	XXX	XXX	XX		Primary	Refinance Cash-out - Other	HUD Safe Harbor QM	3	3	[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided			1				1							-	A	A	A
5000686	XXX	XXX	XX		Investment	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
5000687	XXX	XXX	XX		Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
5000688	XXX	XXX	XX		Primary	Refinance Rate/Term	Safe Harbor QM	3	1				1				3
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
																					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Not Expired	C	C	C
5000689	XXX	XXX	XX		Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided			1				2
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
																			Settlement Book submitted to Borrower on 05/XX/2015 Vs. Application Date of 04/XX/2015. Affiliated Business Disclosure dated 05/XX/2015 Vs. Application Date of 04/XX/2015. FACTA Disclosure dated 05/XX/2015 Vs. Application Date of 04/XX/2015.					-	B	B	B